Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Issued and Fully Paid

			Group
	Ordinary shares of £0.10 each		Total

Issued and fully paid share capital	No.	£m	£m
At 31 December 2020, 1 January 2021 and 31 December 2021	31,051,768,866	3,105	3,105

Summary of Share Premium

	Group
	2021	2020
Share premium	£m	£m
At 1 January and 31 December	5,620	5,620